Depreciation, Amortization and Impairment Losses	12 Months Ended
Dec. 31, 2021
DEPRECIATION, AMORTIZATION AND IMPAIRMENT LOSSES.
Depreciation, Amortization and Impairment Losses

30.  DEPRECIATION, AMORTIZATION AND IMPAIRMENT LOSS OF PROPERTY, PLANT AND EQUIPMENT AND FINANCIAL ASSETS UNDER-IFRS 9

a)	The detail of depreciation and amortization for the years ended December 31, 2021, 2020 and 2019, is as follows:

	For the years ended December 31,
	2021	2020	2019
	ThCh$	ThCh$	ThCh$
Depreciation	(198,700,349)	(215,581,938)	(224,724,380)
Amortization	(12,227,307)	(14,375,081)	(11,903,007)
Total	(210,927,656)	(229,957,019)	(236,627,387)

b)	The detail of the items related to impairment for the years ended December 31, 2021, 2020 and 2019, is as follows

	For the years ended December 31,
	Generation			Distribution and Transmission			Other			Total
	2021	2020	2019	2021	2020	2019	2021	2020	2019	2021	2020	2019
Information on Impairment Losses by Reportable Segment	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Property, Plant and Equipment (see Note 15)	(33,035,731)	(698,235,380)	(280,020,263)	—	—	—	—	—	—	(33,035,731)	(698,235,380)	(280,020,263)
Intangibles (see Note 14)	—	(217,658)	—	—	—	—	—	—	—	—	(217,658)	—
Investment Property (see Note 17)	—	—	—	—	—	—	136,877	646,597	(742,389)	136,877	646,597	(742,389)
Total Reversal of impairment losses (impairment losses) recognized in profit or loss	(33,035,731)	(698,453,038)	(280,020,263)	—	—	—	136,877	646,597	(742,389)	(32,898,854)	(697,806,441)	(280,762,652)
Impairment gain and reversals from impairment losses in accordance with IFRS 9 (see note 8.d)	(691,132)	(1,305,341)	(1,338,599)	(17,419,025)	(12,998,719)	(8,153,419)	(655,018)	(863,647)	(554,982)	(18,765,175)	(15,167,707)	(10,047,000)